UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Insight Capital Research & Management, Inc.

Address:   2121 N. California Boulevard
           Suite 560
           Walnut Creek, CA  94596


Form 13F File Number: 28-04736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James O. Collins
Title:  CEO, CIO, and CCO
Phone:  925-948-2000

Signature,  Place,  and  Date  of  Signing:

/s/ James O. Collins               Walnut Creek, CA                   11/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $      570,633
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
51job Inc                         cs             316827104   11,342   302,687 SH       SOLE       N/A        172,269    n/a 130,418
Acme Packet Inc                   cs             004764106   17,257   454,837 SH       SOLE       N/A        299,466    n/a 155,371
Adtran Inc                        cs             00738A106    2,859    81,006 SH       SOLE       N/A         81,006    n/a       -
Allied Nevada Gold                cs             019344100   12,492   471,389 SH       SOLE       N/A        286,079    n/a 185,310
AmerisourceBergen                 cs             03073E105    2,094    68,304 SH       SOLE       N/A          2,391    n/a  65,913
Ancestry.com Inc                  cs             032803108    7,853   345,050 SH       SOLE       N/A        209,288    n/a 135,762
Apple Inc                         cs             037833100    6,056    21,343 SH       SOLE       N/A          4,416    n/a  16,927
Aruba Networks Inc                cs             043176106    2,948   138,150 SH       SOLE       N/A         77,850    n/a  60,300
Atmel Corp                        cs             049513104    8,455 1,062,164 SH       SOLE       N/A        648,153    n/a 414,011
Baidu Inc                         cs             056752108    7,732    75,346 SH       SOLE       N/A         19,897    n/a  55,449
Brigham Exploration Co            cs             109178103    1,448    77,208 SH       SOLE       N/A          2,704    n/a  74,504
Bucyrus Intl Inc Cl A             cs             118759109    1,831    26,408 SH       SOLE       N/A            928    n/a  25,480
Chipotle Mexican Grill            cs             169656105    1,268     7,374 SH       SOLE       N/A            259    n/a   7,115
Cliffs Natural Resources          cs             18683K101    1,535    24,010 SH       SOLE       N/A            839    n/a  23,171
Cognizant Tech Sol                cs             192446102    1,057    16,396 SH       SOLE       N/A            576    n/a  15,820
Coherent Inc                      cs             192479103    7,372   184,257 SH       SOLE       N/A        115,344    n/a  68,913
Complete Production Services      cs             20453E109    9,887   483,478 SH       SOLE       N/A        293,921    n/a 189,557
Cree Research Inc                 cs             225447101    1,017    18,733 SH       SOLE       N/A            652    n/a  18,081
Cummins Inc                       cs             231021106    2,891    31,920 SH       SOLE       N/A            937    n/a  30,983
Cytec Inds Inc                    cs             232820100   11,862   210,400 SH       SOLE       N/A        126,400    n/a  84,000
Deckers Outdoor Corp              cs             243537107   10,793   216,040 SH       SOLE       N/A        129,344    n/a  86,696
Endo Pharmaceuticals Hldgs Inc    cs             29264F205    6,434   193,550 SH       SOLE       N/A        108,150    n/a  85,400
Entropic Communications Inc       cs             29384R105   22,037 2,295,493 SH       SOLE       N/A      1,375,534    n/a 919,959
Express Scripts                   cs             302182100    1,293    26,557 SH       SOLE       N/A            932    n/a  25,625
EZchip Semiconductor Limited      cs             M4146Y108    7,136   282,598 SH       SOLE       N/A        173,067    n/a 109,531
Focus Media Hldg Ltd              cs             34415V109   20,556   847,588 SH       SOLE       N/A        491,742    n/a 355,846
Ford Motor Company                cs             345370860    2,588   211,447 SH       SOLE       N/A          7,416    n/a 204,031
Fossil Inc                        cs             349882100    3,631    67,500 SH       SOLE       N/A         37,000    n/a  30,500
Google Inc                        cs             38259P508      924     1,757 SH       SOLE       N/A             58    n/a   1,699
Hasbro Inc                        cs             418056107    1,034    23,234 SH       SOLE       N/A            816    n/a  22,418
Herbalife Ltd                     cs             G4412G101   20,399   338,014 SH       SOLE       N/A        170,972    n/a 167,042
IESI-BFC Ltd                      cs             44951D108    4,850   211,900 SH       SOLE       N/A         95,800    n/a 116,100
IGATE Corp                        cs             45169U105    7,224   398,222 SH       SOLE       N/A        242,220    n/a 156,002
Informatica Corp                  cs             45666Q102   13,107   341,235 SH       SOLE       N/A        216,728    n/a 124,507
Intl Bus Machines                 cs             459200101      954     7,113 SH       SOLE       N/A            247    n/a   6,866
Intuit                            cs             461202103    1,510    34,457 SH       SOLE       N/A          1,206    n/a  33,251
Isilon Systems Inc                cs             46432L104   13,314   597,567 SH       SOLE       N/A        393,831    n/a 203,736
Jinkosolar Hldg Co Ltd            cs             47759T100    9,255   292,786 SH       SOLE       N/A        185,087    n/a 107,699
Kenexa Corp                       cs             488879107    2,509   143,187 SH       SOLE       N/A         54,903    n/a  88,284
Kraft Foods Inc                   cs             50075N104      952    30,841 SH       SOLE       N/A          1,082    n/a  29,759
Kraton Performance Polymers       cs             50077C106    9,717   357,894 SH       SOLE       N/A        212,456    n/a 145,438
Logmein Inc                       cs             54142L109    5,873   163,222 SH       SOLE       N/A        127,104    n/a  36,118
Lubrizol Corp                     cs             549271104    2,055    19,394 SH       SOLE       N/A            676    n/a  18,718
Magna Int'l Class A               cs             559222401    1,296    15,752 SH       SOLE       N/A            582    n/a  15,170
Metropcs Communications Inc       cs             591708102   22,882 2,187,529 SH       SOLE       N/A      1,264,649    n/a 922,880
Microsoft Corp                    cs             594918104      586    23,921 SH       SOLE       N/A            839    n/a  23,082
Mips Technologies Inc             cs             604567107    6,771   695,229 SH       SOLE       N/A        440,969    n/a 254,260
Molycorp Inc                      cs             608753109    9,691   342,543 SH       SOLE       N/A        184,985    n/a 157,558
Netflix Inc                       cs             64110L106    7,291    44,962 SH       SOLE       N/A         19,856    n/a  25,106
Newpark Resources Inc             cs             651718504    9,664 1,150,519 SH       SOLE       N/A        698,764    n/a 451,755
Northern Oil & Gas Inc            cs             665531109   16,221   957,565 SH       SOLE       N/A        588,951    n/a 368,614
Opentable Inc                     cs             68372A104   27,269   400,548 SH       SOLE       N/A        232,349    n/a 168,199
Polypore International Inc        cs             73179V103    7,608   252,269 SH       SOLE       N/A        156,993    n/a  95,276
Portfolio Recovery Associates Inc cs             73640Q105    9,930   153,570 SH       SOLE       N/A         92,170    n/a  61,400
Procter & Gamble Co               cs             742718109      622    10,375 SH       SOLE       N/A            362    n/a  10,013
Red Hat Inc                       cs             756577102    1,059    25,828 SH       SOLE       N/A            903    n/a  24,925
Riverbed Tech Inc                 cs             768573107   11,703   256,757 SH       SOLE       N/A        156,201    n/a 100,556
RPC Inc                           cs             749660106   13,037   616,135 SH       SOLE       N/A        365,967    n/a 250,168
Salesforce.com                    cs             79466L302    2,715    24,288 SH       SOLE       N/A            717    n/a  23,571
Salix Pharmaceuticals             cs             795435106   14,221   358,020 SH       SOLE       N/A        197,953    n/a 160,067

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
Silver Wheaton Corp               cs             828336107    1,475    55,338 SH       SOLE       N/A          1,943    n/a  53,395
Skechers USA Inc                  cs             830566105    1,738    73,994 SH       SOLE       N/A          2,108    n/a  71,886
Successfactors Inc                cs             864596101    2,878   114,630 SH       SOLE       N/A          3,896    n/a 110,734
SXC Health Solutions              cs             78505P100   25,520   699,744 SH       SOLE       N/A        430,786    n/a 268,958
Tata Mtrs Ltd Sponsored Adr       cs             876568502    1,689    66,200 SH       SOLE       N/A          2,329    n/a  63,871
Tenneco Automotive Inc            cs             880349105   10,887   375,797 SH       SOLE       N/A        177,728    n/a 198,069
TIBCO Software Inc                cs             88632Q103   13,754   775,314 SH       SOLE       N/A        429,371    n/a 345,943
Triumph Group                     cs             896818101    4,763    63,850 SH       SOLE       N/A         35,550    n/a  28,300
TRW Automotive Hldgs              cs             87264S106    3,211    77,261 SH       SOLE       N/A          2,820    n/a  74,441
Ulta Salon Cosm & Frag            cs             90384S303    7,712   264,113 SH       SOLE       N/A        159,652    n/a 104,461
Under Armour Inc                  cs             904311107    9,418   209,104 SH       SOLE       N/A        127,220    n/a  81,884
Union Pacific Corp                cs             907818108    1,544    18,880 SH       SOLE       N/A            664    n/a  18,216
United Continental Holdings Inc   cs             910047109    2,919   123,373 SH       SOLE       N/A          4,316    n/a 119,057
Verifone Hldgs Inc                cs             92342Y109   10,297   331,424 SH       SOLE       N/A        202,085    n/a 129,339
VMware Inc                        cs             928563402    4,859    57,200 SH       SOLE       N/A         10,240    n/a  46,960
Vodafone Group                    cs             92857W100    1,160    46,768 SH       SOLE       N/A          1,650    n/a  45,118
WABCO Holdings Inc                cs             92927K102   14,871   354,580 SH       SOLE       N/A        204,294    n/a 150,286
Whirlpool Corporation             cs             963320106      862    10,645 SH       SOLE       N/A            370    n/a  10,275
Whiting Pete Corp                 cs             966387102    1,109    11,607 SH       SOLE       N/A            405    n/a  11,202


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